Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		12 Months Ended
		Dec. 31, 2020 CHF (SFr) day	Dec. 31, 2019 CHF (SFr)		Dec. 31, 2018 CHF (SFr)		Dec. 31, 2017 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)		50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model		50.00%
Cash and due from banks	[1]	SFr 139,112	SFr 101,879		SFr 100,047		SFr 109,815
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133	106,997
Trading assets		157,338	153,797
Investment securities		607	1,006
Other investments		5,412	5,666
Net loans		291,908	296,779
Other assets		39,637	39,609
of which loans held-for-sale		7,046	8,886
Premises and equipment		4,776	4,797
Assets		805,822	787,295
Customer deposits		390,921	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,851	27,533
Trading liabilities		45,871	38,186
Short-term borrowings		20,868	28,385
Long-term debt		161,087	152,005
Other liabilities		31,434	31,043
Liabilities		SFr 762,881	743,581
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		209
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 90	138
Trading assets		2,164	2,788
Other investments		1,251	1,412
Net loans		900	649
Other assets		1,876	1,694
of which loans held-for-sale		472	93
Premises and equipment		34	44
Assets		6,281	6,681
Customer deposits		1	0
Trading liabilities		10	8
Short-term borrowings		4,178	4,885
Long-term debt		1,746	1,671
Other liabilities		208	297
Liabilities		6,143	6,861
Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		0	6
Trading assets		0	75
Other investments		0	0
Net loans		0	0
Other assets		0	1
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		0	82
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	7
Other liabilities		0	0
Liabilities		0	7
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0	1
Trading assets		0	0
Other investments		0	0
Net loans		653	325
Other assets		21	21
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		674	347
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		4,178	4,885
Long-term debt		0	0
Other liabilities		53	54
Liabilities		4,231	4,939
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		23	71
Trading assets		1,255	1,554
Other investments		0	0
Net loans		0	53
Other assets		979	638
of which loans held-for-sale		462	93
Premises and equipment		0	0
Assets		2,257	2,316
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,701	1,614
Other liabilities		1	1
Liabilities		1,702	1,615
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		22	11
Trading assets		50	82
Other investments		129	113
Net loans		51	1
Other assets		15	4
of which loans held-for-sale		10	0
Premises and equipment		0	0
Assets		267	211
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	1
Other liabilities		3	4
Liabilities		3	5
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		37	39
Trading assets		840	1,063
Other investments		920	1,052
Net loans		29	29
Other assets		82	87
of which loans held-for-sale		0	0
Premises and equipment		30	36
Assets		1,908	2,270
Customer deposits		0
Trading liabilities		10	8
Short-term borrowings		0	0
Long-term debt		10	13
Other liabilities		73	92
Liabilities		93	113
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		8	10
Trading assets		19	14
Other investments		202	247
Net loans		167	241
Other assets		779	943
of which loans held-for-sale		0	0
Premises and equipment		4	8
Assets		1,175	1,455
Customer deposits		1
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		35	36
Other liabilities		78	146
Liabilities		114	182
Bank
VIE Disclosures
Cash and due from banks		138,207 [1]	101,044	[1],[2]	SFr 99,314	[2]	SFr 109,510	[2]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133	106,997
Trading assets		157,511	153,895
Investment securities		605	1,004
Other investments		5,379	5,634
Net loans		300,341	304,025
Other assets		36,574	37,069
of which loans held-for-sale		7,046	8,886
Premises and equipment		4,358	4,412
Assets		809,688	790,459
Customer deposits		392,039	384,950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,944	27,641
Trading liabilities		45,871	38,186
Short-term borrowings		21,308	28,869
Long-term debt		160,279	151,000
Other liabilities		30,340	30,406
Liabilities		SFr 762,629	743,696
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		209
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 90	138
Trading assets		2,164	2,788
Other investments		1,251	1,412
Net loans		900	649
Other assets		1,858	1,674
of which loans held-for-sale		472	93
Premises and equipment		17	25
Assets		6,263	6,661
Customer deposits		1	0
Trading liabilities		10	8
Short-term borrowings		4,178	4,885
Long-term debt		1,746	1,671
Other liabilities		207	296
Liabilities		6,142	6,860
Bank | Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		0	6
Trading assets		0	75
Other investments		0	0
Net loans		0	0
Other assets		0	1
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		0	82
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	7
Other liabilities		0	0
Liabilities		0	7
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0	1
Trading assets		0	0
Other investments		0	0
Net loans		653	325
Other assets		21	21
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		674	347
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		4,178	4,885
Long-term debt		0	0
Other liabilities		53	54
Liabilities		4,231	4,939
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		23	71
Trading assets		1,255	1,554
Other investments		0	0
Net loans		0	53
Other assets		979	638
of which loans held-for-sale		462	93
Premises and equipment		0	0
Assets		2,257	2,316
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,701	1,614
Other liabilities		1	1
Liabilities		1,702	1,615
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		22	11
Trading assets		50	82
Other investments		129	113
Net loans		51	1
Other assets		15	4
of which loans held-for-sale		10	0
Premises and equipment		0	0
Assets		267	211
Customer deposits		0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	1
Other liabilities		3	4
Liabilities		3	5
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		37	39
Trading assets		840	1,063
Other investments		920	1,052
Net loans		29	29
Other assets		65	67
of which loans held-for-sale		0	0
Premises and equipment		13	17
Assets		1,891	2,250
Customer deposits		0
Trading liabilities		10	8
Short-term borrowings		0	0
Long-term debt		10	13
Other liabilities		72	91
Liabilities		92	112
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		8	10
Trading assets		19	14
Other investments		202	247
Net loans		167	241
Other assets		778	943
of which loans held-for-sale		0	0
Premises and equipment		4	8
Assets		1,174	1,455
Customer deposits		1
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		35	36
Other liabilities		78	146
Liabilities		SFr 114	SFr 182

[1]	Includes restricted cash.
[2]	Includes restricted cash.